OTHER ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER ASSETS AND LIABILITIES
Schedule of other long-term assets at the reported balance sheet dates	Other long-term assets consisted of the following at the reported Balance Sheet dates (in thousands):

	Year end December 31,
	2022	2021
Long term note receivable from a related party (Note 2)	$24,000	$24,000
Minority and other investments	12,097	10,621
Derivative asset (Note 7)	9,032	—
Tax receivable (Note 13)	2,700	3,300
Equity method investment	2,064	1,207
Long term deposits	1,609	1,754
Other	450	210
	$51,952	$41,092

Schedule of accrued expenses at the reported balance sheet dates	Accrued expenses at the reported Balance Sheet dates are summarized below (in thousands):

	Year end December 31,
	2022	2021
Accrued compensation and related costs	$23,851	$38,232
Lease liabilities	10,094	—
Interest payable	9,993	9,750
Accrued professional fees	4,334	5,198
Accrued contingent consideration	—	9,456
Accrued restructuring	—	1,033
Derivative liabilities	—	686
Other	1,055	2,214
	$49,327	$66,569

Schedule of other long-term liabilities at the reported balance sheet dates	Other long-term liabilities consisted of the following at the reported Balance Sheet dates (in thousands):

	Year end December 31,
	2022	2021
Deferred revenue (net of current portion)	$3,167	$3,387
Derivative liabilities (net of current portion)	—	13,073
Accrued Contingent Consideration (net of current portion)	—	4,583
Deferred rent (net of current portion)	—	3,370
Accrued restructuring (net of current portion)	—	1,441
Other	—	1,107
	$3,167	$26,961